Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of operating and finance lease expenses

Operating and finance lease expenses consist of the following:

		For the Years Ended
	Classification	December 31, 2023	December 31, 2022	December 31, 2021

Operating lease cost
Lease expenses	General and administrative	$123,366	$87,692	$58,602
Lease expenses – short-term	General and administrative	-	-	-
Finance lease cost
Amortization of leased asset	General and administrative	8,148	7,948	8,153
Interest on lease liabilities	Other expense -Interest expenses	2,584	1,276	1,639
Total lease expenses		$134,098	$96,916	$68,394

Schedule of weighted average remaining term and discount rate

Weighted-average remaining term and discount rate related to leases were as follows:

	As of	As of
	December 31, 2023	December 31, 2022

Weighted-average remaining term
Operating lease	1.29 years	0.30 years
Finance leases	4.42 years	2.00 years
Weighted-average discount rate
Operating lease	7.35%	5.25%
Finance leases	9.60%	5.25%

Schedule of future minimum lease payments

The following table sets forth the Company’s minimum lease payments in future periods as of December 31, 2023:

	Operating lease	Finance lease
	payments	payments	Total
Twelve months ending December 31, 2024	$132,210	$7,959	$140,169
Twelve months ending December 31, 2025	47,545	7,959	55,504
Twelve months ending December 31, 2026	-	7,959	7,959
Twelve months ending December 31, 2027	-	7,959	7,959
Twelve months ending December 31, 2028	-	10,603	10,603
Total lease payments	179,755	42,439	222,194
Less: discount	(11,478)	(8,758)	(20,236)
Present value of lease liabilities	$168,277	$33,681	$201,958